UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08246

Exact name of registrant as specified in charter:
Delaware Investments® Global Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments® Global Dividend and Income Fund, Inc.

May 31, 2010

The figures in the semiannual report for Delaware Investments Global Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Security type and country allocations	1

> Statement of net assets	3

> Statement of operations	12

> Statements of changes in net assets	13

> Statement of cash flows	14

> Financial highlights	15

> Notes to financial statements	16

> Other Fund information	22

> About the organization	26

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Global Dividend and Income Fund, Inc. are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.
As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security Type	of Net Assets
Common Stock	66.87%
Consumer Discretionary	8.29%
Consumer Staples	7.71%
Diversified REITs	0.53%
Energy	5.89%
Financials	7.31%
Health Care	6.46%
Health Care REITs	1.25%
Hotel REIT	0.15%
Industrial REITs	0.07%
Industrials	8.44%
Information Technology	7.22%
Mall REITs	0.87%
Materials	2.97%
Mortgage REITs	0.18%
Multifamily REITs	0.88%
Office REITs	0.91%
Real Estate Management & Development	0.18%
Self-Storage REIT	0.33%
Shopping Center REITs	0.36%
Single Tenant REIT	0.08%
Specialty REITs	0.78%
Telecommunications	3.66%
Utilities	2.35%
Convertible Preferred Stock	1.79%
Convertible Bonds	10.84%
Aerospace & Defense	0.59%
Auto Parts & Equipment	0.24%
Banking, Finance & Insurance	0.15%
Basic Materials	1.19%
Buildings & Materials	0.08%
Cable, Media & Publishing	0.28%
Computers & Technology	2.60%
Energy	0.27%
Health Care & Pharmaceuticals	2.21%
Leisure, Lodging & Entertainment	0.52%
Real Estate	0.34%
Retail	0.19%
Telecommunications	1.51%
Transportation	0.28%
Utilities	0.39%
Corporate Bonds	40.06%
Banking	1.07%
Basic Industry	3.04%
Brokerage	0.37%
Capital Goods	1.65%
Consumer Cyclical	2.54%
Consumer Non-Cyclical	1.89%
Energy	3.16%
Finance & Investments	12.21%
Media	5.02%
Real Estate	0.13%
Services Cyclical	2.81%
Services Non-Cyclical	1.14%
Technology & Electronics	0.83%
Telecommunications	3.25%
Utilities	0.95%
Senior Secured Loans	0.50%
Sovereign Debt	0.53%
Supranational Banks	5.58%
U.S. Treasury Obligation	0.43%
Limited Partnership	0.08%
Preferred Stock	0.01%
Rights	0.06%
Warrant	0.00%
Securities Lending Collateral	11.77%
Total Value of Securities	138.52%
Obligation to Return Securities Lending Collateral	(12.01%)
Borrowing Under Line of Credit	(33.49%)
Receivables and Other Assets Net of Liabilities	6.98%
Total Net Assets	100.00%

(continues)     1

Security type and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.

Percentage
Country	of Net Assets
Australia	6.19%
Bermuda	0.89%
Brazil	1.18%
Canada	7.09%
Cayman Islands	0.21%
China	0.65%
Finland	0.56%
France	5.66%
Germany	1.97%
Hong Kong	3.07%
Ireland	5.50%
Italy	1.93%
Japan	3.86%
Jersey	0.12%
Liberia	0.06%
Luxembourg	1.53%
Marshall Islands	0.13%
Mexico	0.13%
Netherlands	0.71%
Republic of Korea	0.51%
Singapore	0.76%
Spain	0.67%
Supranational	5.58%
Sweden	1.05%
Switzerland	0.43%
Taiwan	1.35%
United Kingdom	3.20%
United States	71.76%
Total	126.75%

The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in note 7 in “Note to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.
May 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 66.87%❖
Consumer Discretionary – 8.29%
*†	Autoliv	3,300	$156,750
∏†=	Avado Brands	272	0
*±	Bayerische Motoren Werke	5,246	240,063
	Comcast Class A	17,900	323,811
†	DIRECTV Class A	350	13,192
*±	Don Quijote	8,100	209,032
±	Esprit Holdings	14,807	83,566
	Lowe’s	13,800	341,549
*±	PPR	1,360	160,071
*±	Publicis Groupe	5,483	225,076
±	Round One	13,501	91,666
*±	Techtronic Industries	236,000	205,289
±	Toyota Motor	5,821	210,748
*±	Vivendi	9,882	212,527
±	Yue Yuen Industrial Holdings	59,500	180,020
			2,653,360
Consumer Staples – 7.71%
	Archer-Daniels-Midland	10,800	272,916
±	Chaoda Modern Agriculture Holdings	278,000	267,103
±	Coca-Cola Amatil	21,665	197,997
	CVS Caremark	9,200	318,595
±	Greggs	23,645	153,097
	Kimberly-Clark	4,400	267,080
	Kraft Foods Class A	9,500	271,700
*±	Metro	3,810	199,194
±	Parmalat	96,659	231,088
	Safeway	13,100	290,034
			2,468,804
Diversified REITs – 0.53%
	Colonial Properties Trust	900	13,572
	Investors Real Estate Trust	1,900	16,587
	Lexington Realty Trust	3,300	20,493
	Vornado Realty Trust	1,528	118,695
			169,347
Energy – 5.89%
	Chevron	3,900	288,093
±	CNOOC	160,000	246,878
	ConocoPhillips	5,800	300,787
	Marathon Oil	8,800	273,592
	National Oilwell Varco	6,500	247,845
	Petroleo Brasileiro ADR	5,900	182,723
*±	Total	1,841	85,284
	Williams	13,200	260,700
			1,885,902
Financials – 7.31%
	Allstate	9,900	303,237
*±	AXA	11,148	181,359
±	Banco Santander	21,364	214,956
	Bank of New York Mellon	9,700	263,840
	Fifth Street Finance	2,700	30,807
±	Mitsubishi UFJ Financial Group	48,039	232,599
±	Nordea Bank FDR	22,125	178,062
	Solar Capital	8,100	172,854
±	Standard Chartered	9,231	217,138
	Travelers	6,800	336,396
*±	UniCredit	101,116	209,761
			2,341,009
Health Care – 6.46%
†	Alliance HealthCare Services	1,923	10,692
±†	AstraZeneca	2,152	90,423
	Bristol-Myers Squibb	12,200	283,162
	Cardinal Health	9,100	313,859
	Johnson & Johnson	4,200	244,860
	Merck	8,600	289,734
±	Novartis	3,078	138,769
	Pfizer	18,616	283,522
	Quest Diagnostics	4,500	237,375
*±	Sanofi-Aventis	2,968	177,658
			2,070,054
Health Care REITs – 1.25%
	Cogdell Spencer	3,100	20,801
	HCP	3,100	98,766
	Health Care REIT	1,975	85,083
	LTC Properties	700	17,990
	Nationwide Health Properties	1,800	63,882
	Omega Healthcare Investors	1,600	31,776
	Ventas	1,725	80,989
			399,287
Hotel REIT – 0.15%
*	Host Hotels & Resorts	3,350	47,771
			47,771
Industrial REITs – 0.07%
	AMB Property	385	9,983
	DCT Industrial Trust	3,200	15,488
			25,471
Industrials – 8.44%
±	Asahi Glass	25,000	262,288
*±	Compagnie de Saint-Gobain	4,190	159,030
†	Delta Air Lines	2	27
±	Deutsche Post	12,942	192,158
*±	Finmeccanica	16,964	176,032
†	Flextronics International	1,000	6,560
±	ITOCHU	27,804	228,962
±	Koninklijke Philips Electronics	7,623	226,001
*†	Mobile Mini	363	5,808
	Northrop Grumman	5,000	302,450
∏†=	PT Holdings	100	1
±	Singapore Airlines	23,550	238,110
*±	Teleperformance	7,952	218,721
±	Tomkins	61,560	215,951
*±	Vallourec	1,130	206,942
*	Waste Management	8,100	263,331
			2,702,372

(continues)     3

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Information Technology – 7.22%
†	CGI Group Class A	31,182	$487,312
±	HTC	18,000	243,067
	Intel	14,600	312,732
	International Business Machines	2,400	300,624
†	Motorola	33,700	230,845
±	Nokia	17,952	180,331
*†	Sohu.com	4,700	207,740
	Xerox	37,500	349,125
			2,311,776
Mall REITs – 0.87%
	Macerich	1,589	65,721
	Simon Property Group	2,313	196,674
	Taubman Centers	400	16,196
			278,591
Materials – 2.97%
	Agrium	1,600	87,824
±*	ArcelorMittal	3,892	117,473
	duPont (E.I.) deNemours	7,800	282,126
*±	Lafarge	3,229	184,137
±	Rexam	18,325	82,802
*	Vale ADR	7,200	195,768
			950,130
Mortgage REITs – 0.18%
	Chimera Investment	4,900	19,306
	Cypress Sharpridge Investments	3,000	39,270
			58,576
Multifamily REITs – 0.88%
	Apartment Investment & Management	1,732	35,731
	Associated Estates Realty	1,300	17,823
	AvalonBay Communities	500	49,030
	BRE Properties	1,000	40,860
	Camden Property Trust	640	29,210
	Equity Residential	2,400	108,312
			280,966
Office REITs – 0.91%
*	Alexandria Real Estate Equities	800	52,464
	Boston Properties	800	61,344
	Brandywine Realty Trust	2,300	26,657
	Government Properties Income Trust	900	23,958
*	Highwoods Properties	700	20,622
	Mack-Cali Realty	3,200	105,536
			290,581
Real Estate Management & Development – 0.18%
	Starwood Property Trust	3,200	58,336
			58,336
Self-Storage REIT – 0.33%
	Public Storage	1,150	106,594
			106,594
Shopping Center REITs – 0.36%
	Cedar Shopping Centers	1,100	7,557
*	Federal Realty Investment Trust	100	7,370
	Kimco Realty	4,700	67,210
	Ramco-Gershenson Properties Trust	1,600	17,296
	Weingarten Realty Investors	700	14,602
			114,035
Single Tenant REIT – 0.08%
	National Retail Properties	1,200	26,376
			26,376
Specialty REITs – 0.78%
*	Digital Realty Trust	1,200	68,293
	Entertainment Properties Trust	1,200	49,128
	Liberty Property Trust	600	18,486
*	Plum Creek Timber	1,520	53,230
*	Potlatch	1,730	60,273
			249,410
Telecommunications – 3.66%
	AT&T	9,600	233,280
†=	Century Communications	125,000	0
	Chunghwa Telecom ADR	9,879	188,294
*	Frontier Communications	4,600	36,570
†	GeoEye	100	3,177
±	Telstra	36,027	89,693
*	TELUS	7,404	270,739
	Verizon Communications	8,900	244,928
±	Vodafone Group	53,206	105,381
			1,172,062
Utilities – 2.35%
	American Water Works	800	16,272
	Edison International	9,300	300,948
†	Mirant	53	658
±	National Grid	22,287	160,886
	NorthWestern	700	18,438
	Progress Energy	6,600	254,694
			751,896
Total Common Stock (cost $23,173,909)			21,412,706

Convertible Preferred Stock – 1.79%
Banking, Finance & Insurance – 0.73%
	Aspen Insurance Holdings
	5.625% exercise price
	$29.28, expiration date 12/31/49	3,400	182,113
	Citigroup 7.50% exercise price
	$3.94, expiration date 12/15/12	400	47,856
@	Fannie Mae 8.75% exercise price
	$32.45, expiration date 5/13/11	1,500	2,265
			232,234
Energy – 0.41%
	El Paso Energy Capital Trust I
	4.75% exercise price $41.59,
	expiration date 3/31/28	1,950	70,200
	Whiting Petroleum 6.25%
	exercise price $43.42,
	expiration date 12/31/49	300	62,022
			132,222
Health Care & Pharmaceuticals – 0.37%
	Merck 6.00% exercise price
	$57.43, expiration date 8/13/10	6	1,487
	Mylan 6.50% exercise price
	$17.08, expiration date 11/15/10	100	117,650
			119,137

		Number of		Value
		Shares		(U.S. $)
Convertible Preferred Stock (continued)
	Telecommunications – 0.28%
	Lucent Technologies Capital Trust I
	7.75% exercise price
	$24.80, expiration date 3/15/17		120	$91,230
				91,230
	Total Convertible Preferred Stock
	(cost $625,122)			574,823

		Principal
		Amount°
	Convertible Bonds – 10.84%
	Aerospace & Defense – 0.59%
#	AAR 144A 1.75% exercise price
	$29.43, expiration date 1/1/26	USD	90,000	82,800
*#	L-3 Communications Holdings
	144A 3.00% exercise price
	$98.94, expiration date 8/1/35		105,000	106,706
				189,506
	Auto Parts & Equipment – 0.24%
	ArvinMeritor 4.00% exercise price
	$26.73, expiration date 2/15/27		95,000	77,425
				77,425
	Banking, Finance & Insurance – 0.15%
	Jefferies Group 3.875% exercise price
	$39.20, expiration date 11/1/29		50,000	48,313
				48,313
	Basic Materials – 1.19%
#	Owens-Brockway Glass Container
	144A 3.00% exercise price
	$47.47, expiration date 5/28/15		140,000	135,800
	Rayonier TRS Holdings 3.75%
	exercise price $54.82,
	expiration date 10/15/12		135,000	140,231
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		95,000	105,331
				381,362
	Buildings & Materials – 0.08%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24		25,000	25,219
				25,219
	Cable, Media & Publishing – 0.28%
	VeriSign 3.25% exercise price
	$34.37, expiration date 8/15/37		95,000	89,300
				89,300
	Computers & Technology – 2.60%
	Advanced Micro Devices
	6.00% exercise price $28.08,
	expiration date 5/1/15		70,000	68,250
	#144A 6.00% exercise price
	$28.08, expiration date 5/1/15		165,000	160,875
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		165,000	154,481
	Hutchinson Technology 3.25%
	exercise price $36.43,
	expiration date 1/15/26		60,000	$50,700
	Intel 2.95% exercise price $31.14,
	expiration date 12/15/35		60,000	59,025
	Linear Technology 3.125%
	exercise price $45.36,
	expiration date 5/1/27		175,000	174,781
#	Rovi 144A 2.625% exercise price
	$47.36, expiration date 3/15/40		105,000	106,575
	SanDisk 1.00% exercise price
	$82.36, expiration date
	5/15/13		65,000	58,825
				833,512
	Energy – 0.27%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		90,000	65,588
*	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41		20,000	20,150
				85,738
	Health Care & Pharmaceuticals – 2.21%
#	Allergan 144A 1.50%
	exercise price $63.33,
	expiration date 4/1/26		150,000	165,937
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13		110,000	109,037
	#144A 0.375% exercise price
	$79.48, expiration date 2/1/13		60,000	59,475
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		105,000	90,169
	Inverness Medical Innovations
	3.00% exercise price $43.98,
	expiration date 5/15/16		85,000	85,956
	LifePoint Hospitals 3.25%
	exercise price $61.22,
	expiration date 8/15/25		90,000	85,613
	Medtronic 1.625%
	exercise price $54.79,
	expiration date 4/15/13		110,000	112,062
				708,249
Leisure, Lodging & Entertainment – 0.52%
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		65,000	75,319
	International Game Technology
	3.25% exercise price $19.97,
	expiration date 5/1/14		65,000	78,569
	Live Nation Entertainment
	2.875% exercise price $27.15,
	expiration date 7/15/27		14,000	12,215
				166,103

(continues)     5

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Real Estate – 0.34%
*#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29	USD	40,000	$55,950
#	Lexington Realty Trust 144A
	6.00% exercise price $7.09,
	expiration date 1/15/30		50,000	51,810
				107,760
Retail – 0.19%
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		65,000	59,475
				59,475
Telecommunications – 1.51%
	Alaska Communications System
	Group 5.75% exercise price
	$12.90, expiration date 3/1/13		105,000	98,962
*	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14		76,000	64,125
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		100,000	96,500
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		155,000	143,374
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		65,000	82,144
				485,105
Transportation – 0.28%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/15/38		106,000	89,173
				89,173
Utilities – 0.39%
	Dominion Resources 2.125%
	exercise price $35.44,
	expiration date 12/15/23		110,000	124,163
				124,163
Total Convertible Bonds
	(cost $3,343,313)			3,470,403

Corporate Bonds – 40.06%
Banking – 1.07%
	Capital One Capital V
	10.25% 8/15/39		50,000	54,063
	GMAC 8.00% 12/31/18		45,000	42,750
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		55,000	39,600
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		197,000	191,109
	Zions Bancorporation
	5.50% 11/16/15		15,000	13,515
				341,037
Basic Industry – 3.04%
*	AK Steel 7.625% 5/15/20		35,000	34,738
#	Algoma Acquisition 144A
	9.875% 6/15/15		45,000	42,075
*#	Appleton Papers 144A
	10.50% 6/15/15		35,000	32,025
	ArcelorMittal 9.85% 6/1/19		72,000	88,024
	Century Aluminum 8.00% 5/15/14		35,300	34,285
#	Drummond 144A 9.00% 10/15/14		40,000	40,000
#	Essar Steel Algoma 144A
	9.375% 3/15/15		5,000	5,150
#	FMG Finance 144A
	10.625% 9/1/16		75,000	82,875
	Freeport McMoRan Copper & Gold
	8.375% 4/1/17		20,000	21,778
*	Hexion US Finance 9.75% 11/15/14		57,000	54,720
	International Coal Group
	9.125% 4/1/18		40,000	40,200
#	MacDermid 144A 9.50% 4/15/17		103,000	103,773
	Millar Western Forest Products
	7.75% 11/15/13		20,000	17,700
#	Murray Energy 144A
	10.25% 10/15/15		40,000	40,000
*	Nalco 8.875% 11/15/13		50,000	51,125
	NewPage
	11.375% 12/31/14		5,000	4,700
	#144A 11.375% 12/31/14		35,000	32,900
•	Noranda Aluminum Acquisition PIK
	5.373% 5/15/15		43,874	35,867
	Novelis
	7.25% 2/15/15		20,000	18,846
	11.50% 2/15/15		15,000	16,350
@=	Port Townsend 7.32% 8/27/12		29,312	21,251
	Ryerson
	•7.719% 11/1/14		25,000	23,406
	12.00% 11/1/15		35,000	35,788
*#	Steel Dynamics 144A
	7.625% 3/15/20		30,000	29,850
	Teck Resources
	10.25% 5/15/16		15,000	17,645
	10.75% 5/15/19		15,000	18,102
*	Verso Paper Holdings
	11.375% 8/1/16		35,000	30,538
				973,711
Brokerage – 0.37%
*	E Trade Financial PIK
	12.50% 11/30/17		71,000	79,165
#	Pension Worldwide 144A
	12.50% 5/15/17		40,000	39,850
				119,015
Capital Goods – 1.65%
	AMH Holdings 11.25% 3/1/14		40,000	40,000
#	Associated Materials 144A
	9.875% 11/15/16		5,000	5,400
#	DAE Aviation Holdings 144A
	11.25% 8/1/15		35,000	35,263

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Express 144A 8.75% 3/1/18	USD	25,000	$25,313
*	Graham Packaging Capital I
	9.875% 10/15/14		40,000	40,500
	Intertape Polymer 8.50% 8/1/14		26,000	21,320
	*Manitowoc 9.50% 2/15/18		40,000	39,500
	#Plastipak Holdings 144A
	10.625% 8/15/19		10,000	10,950
#	Ply Gem Industries 144A
	13.125% 7/15/14		45,000	45,675
	Pregis 13.375% 10/15/13		83,000	82,169
*	RBS Global/Rexnord
	11.75% 8/1/16		45,000	47,250
	Solo Cup 8.50% 2/15/14		20,000	18,550
#	Susser Holdings & Finance 144A
	8.50% 5/15/16		35,000	34,738
	Thermadyne Holdings
	11.50% 2/1/14		40,000	41,250
#	Trimas 144A 9.75% 12/15/17		30,000	30,600
#	USG 144A 9.75% 8/1/14		10,000	10,525
				529,003
Consumer Cyclical – 2.54%
#	Allison Transmission 144A
	11.00% 11/1/15		45,000	47,250
	American Axle & Manufacturing
	7.875% 3/1/17		55,000	48,950
	Ames True Temper 10.00% 7/15/12		25,000	24,250
	ArvinMeritor
	8.125% 9/15/15		35,000	32,638
	*10.625% 3/15/18		30,000	30,900
	Beazer Homes USA
	8.125% 6/15/16		30,000	27,600
	9.125% 6/15/18		15,000	14,175
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		75,000	79,124
*	Ford Motor 7.45% 7/16/31		65,000	58,175
	Ford Motor Credit 12.00% 5/15/15		50,000	58,304
#	Games Merger 144A
	11.00% 6/1/18		35,000	34,650
‡	General Motors 7.20% 1/15/11		70,000	22,050
	Goodyear Tire & Rubber
	10.50% 5/15/16		10,000	10,650
	Interface
	9.50% 2/1/14		4,000	4,110
	#144A 11.375% 11/1/13		10,000	11,225
	K Hovnanian Enterprises
	6.25% 1/15/15		35,000	27,650
	7.50% 5/15/16		15,000	11,325
#	Landry’s Restaurants 144A
	11.625% 12/1/15		60,000	62,849
	M/I Homes 6.875% 4/1/12		20,000	19,550
	Macy’s Retail Holdings
	10.625% 11/1/10		10,000	10,475
#	Norcraft Finance 144A
	10.50% 12/15/15		30,000	31,650
*	Norcraft Holdings Capital
	9.75% 9/1/12		14,000	12,828
*	OSI Restaurant Partners
	10.00% 6/15/15		42,000	41,370
*	Rite Aid 9.375% 12/15/15		25,000	20,688
#	Sealy Mattress 144A
	10.875% 4/15/16		10,000	11,000
	Standard Pacific
	8.375% 5/15/18		25,000	24,063
	10.75% 9/15/16		15,000	16,350
	Tenneco Automotive
	8.625% 11/15/14		20,000	19,900
				813,749
Consumer Non-Cyclical – 1.89%
	Accellent 10.50% 12/1/13		30,000	29,100
#	Alliance One International 144A
	10.00% 7/15/16		30,000	30,750
	Bausch & Lomb 9.875% 11/1/15		40,000	41,000
#	BioScrip 144A 10.25% 10/1/15		40,000	39,200
#	Cott Beverages 144A
	8.375% 11/15/17		25,000	25,313
	Dean Foods 7.00% 6/1/16		25,000	23,094
	DJO Finance 11.75% 11/15/14		40,000	41,099
	Inverness Medical Innovations
	9.00% 5/15/16		25,000	24,688
	JBS USA 11.625% 5/1/14		20,000	22,062
#	JohnsonDiversey Holdings 144A
	10.50% 5/15/20		88,000	95,039
	LVB Acquisition 11.625% 10/15/17		35,000	37,538
#	Mylan 144A 7.875% 7/15/20		20,000	20,125
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14		20,000	20,000
	Smithfield Foods 7.75% 7/1/17		20,000	18,900
#	Tops Markets 144A
	10.125% 10/15/15		30,000	31,125
	Universal Hospital Services PIK
	8.50% 6/1/15		20,000	19,300
#	Viskase 144A 9.875% 1/15/18		45,000	45,675
*	Yankee Acquisition 9.75% 2/15/17		40,000	40,500
				604,508
Energy – 3.16%
#	American Petroleum Tankers 144A
	10.25% 5/1/15		20,000	19,900
	AmeriGas Partners 7.125% 5/20/16		7,000	7,000
#	Antero Resources Finance 144A
	9.375% 12/1/17		30,000	29,550
#	Aquilex Holdings 144A
	11.125% 12/15/16		30,000	30,150
	Chesapeake Energy 9.50% 2/15/15		30,000	32,625
	Complete Production Services
	8.00% 12/15/16		25,000	24,750
	Copano Energy Finance
	7.75% 6/1/18		30,000	28,650
*#	Crosstex Energy/Finance 144A
	8.875% 2/15/18		30,000	29,700

(continues)     7

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Dynegy Holdings 7.75% 6/1/19	USD	35,000	$25,463
	El Paso
	6.875% 6/15/14		21,000	21,160
	7.00% 6/15/17		5,000	4,909
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11		46,000	47,761
	Enterprise Products Operating
	9.75% 1/31/14		50,000	60,384
#	Global Geophysical Services 144A
	10.50% 5/1/17		20,000	19,300
	Headwaters 11.375% 11/1/14		40,000	40,500
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		55,000	54,175
#*	Hercules Offshore 144A
	10.50% 10/15/17		40,000	37,400
#	Hilcorp Energy I 144A
	8.00% 2/15/20		45,000	43,875
#	Holly 144A 9.875% 6/15/17		35,000	35,525
	Inergy Finance 8.25% 3/1/16		20,000	20,300
*	Key Energy Services
	8.375% 12/1/14		40,000	40,000
#	Linn Energy 144A 8.625% 4/15/20		40,000	39,800
#*	NFR Energy/Finance 144A
	9.75% 2/15/17		40,000	37,600
	OPTI Canada
	7.875% 12/15/14		30,000	25,650
	8.25% 12/15/14		58,000	49,880
	PetroHawk Energy 7.875% 6/1/15		40,000	38,950
	Petroleum Development
	12.00% 2/15/18		40,000	41,400
#	Pioneer Drilling 144A
	9.875% 3/15/18		20,000	19,900
	Quicksilver Resources
	7.125% 4/1/16		55,000	49,913
#	SandRidge Energy 144A
	*8.75% 1/15/20		30,000	27,300
	9.875% 5/15/16		30,000	29,700
				1,013,170
Finance & Investments – 12.21%
•	American International Group
	8.175% 5/15/58		70,000	55,125
	Cardtronics
	9.25% 8/15/13		37,000	37,185
	City National Capital Trust I
	9.625% 2/1/40		40,000	40,840
•	General Electric Capital
	2.48% 2/2/11	NOK	1,000,000	152,437
•	General Electric Capital Australia
	Funding 4.77% 7/12/13	AUD	2,000,000	1,611,684
	General Electric Capital European
	Funding 5.25% 5/18/15	EUR	1,200,000	1,593,303
@	General Electric Capital UK
	Funding 4.625% 1/18/16	GBP	114,000	169,101
•	Genworth Financial
	6.15% 11/15/66	USD	77,000	54,093
	#International Lease
	Finance Company 144A
	8.75% 3/15/17		20,000	18,350
	•#Liberty Mutual Group 144A
	7.00% 3/15/37		50,000	38,886
	Nuveen Investments
	10.50% 11/15/15		132,000	119,460
	•∏XL Capital 6.50% 3/29/49		25,000	17,750
				3,908,214
Media – 5.02%
	Affinion Group I 11.50% 10/15/15		15,000	15,563
	Cablevision Systems
	8.00% 4/15/20		5,000	4,950
	#144A 8.625% 9/15/17		10,000	10,100
	*#CCO Holdings 144A
	7.875% 4/30/18		10,000	9,863
	8.125% 4/30/20		10,000	9,950
#	Cequel Communications
	Holdings Capital I 144A
	8.625% 11/15/17		20,000	19,400
#	Charter Communications
	Operating 144A
	10.875% 9/15/14		20,000	21,950
*	Clear Channel Communications
	10.75% 8/1/16		40,000	29,800
	DISH DBS 7.875% 9/1/19		40,000	40,600
#	Gray Television 144A
	10.50% 6/29/15		40,000	38,000
#	GXS Worldwide 144A
	9.75% 6/15/15		40,000	37,700
#	MDC Partners 144A
	11.00% 11/1/16		20,000	21,500
#*	Nexstar Broadcasting 144A
	8.875% 4/15/17		40,000	39,800
	Nielsen Finance
	10.00% 8/1/14		30,000	30,638
	11.50% 5/1/16		10,000	10,650
	11.625% 2/1/14		5,000	5,375
	Ω12.50% 8/1/16		35,000	32,550
	Shaw Communications
	6.75% 11/9/39	CAD	1,000,000	957,618
#	Sinclair Television Group 144A
	9.25% 11/1/17	USD	30,000	29,850
#	Sitel 144A 11.50% 4/1/18		40,000	38,200
#	Terremark Worldwide 144A
	12.25% 6/15/17		35,000	39,900
*#	Umbrella Acquisition PIK 144A
	9.75% 3/15/15		26,313	22,465
#	Univision Communications 144A
	12.00% 7/1/14		25,000	27,000
	Videotron 9.125% 4/15/18		15,000	16,125
#	XM Satellite Radio 144A
	13.00% 8/1/13		90,000	98,999
				1,608,546

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate – 0.13%
*	Felcor Lodging 10.00% 10/1/14	USD	40,000	$40,200
				40,200
Services Cyclical – 2.81%
	ARAMARK 8.50% 2/1/15		23,000	23,058
#	Avis Budget Car Rental 144A
	9.625% 3/15/18		40,000	40,200
#	Delta Air Lines 144A
	11.75% 3/15/15		35,000	36,488
#	Equinox Holdings 144A
	9.50% 2/1/16		40,000	39,400
	FTI Consulting 7.625% 6/15/13		5,000	4,950
#	General Maritime 144A
	12.00% 11/15/17		40,000	41,200
	Global Cash Access 8.75% 3/15/12		9,000	9,000
	Harrah’s Operating
	*10.00% 12/15/18		80,000	63,600
	11.25% 6/1/17		60,000	63,150
*#	Kansas City Southern de Mexico
	144A 8.00% 2/1/18		40,000	40,150
*#	MCE Finance 144A
	10.25% 5/15/18		50,000	50,000
*	MGM MIRAGE
	13.00% 11/15/13		25,000	28,625
	#144A 11.375% 3/1/18		110,000	102,300
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15		10,000	7,325
	7.125% 8/15/14		25,000	18,625
#	NCL 144A 11.75% 11/15/16		40,000	43,000
@‡	Northwest Airlines 10.00% 2/1/11		15,000	56
#*	Peninsula Gaming 144A
	10.75% 8/15/17		45,000	44,550
#	Pinnacle Entertainment 144A
	8.75% 5/15/20		25,000	23,250
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		15,000	15,600
	Royal Caribbean Cruises
	6.875% 12/1/13		20,000	19,750
*	RSC Equipment Rental
	9.50% 12/1/14		20,000	19,100
	#144A 10.25% 11/15/19		20,000	19,300
#	ServiceMaster PIK 144A
	10.75% 7/15/15		50,000	50,250
#	Shingle Springs Tribal Gaming
	Authority 144A
	9.375% 6/15/15		45,000	35,325
#	United Air Lines 144A
	12.00% 11/1/13		60,000	61,650
				899,902
Services Non-Cyclical – 1.14%
#	Alion Science & Technology PIK
	144A 12.00% 11/1/14		30,065	30,064
	Allied Waste North America
	7.125% 5/15/16		10,000	10,751
	Casella Waste Systems
	9.75% 2/1/13		48,000	47,280
	#144A 11.00% 7/15/14		10,000	10,550
	Community Health Systems
	8.875% 7/15/15		15,000	15,394
*	HCA PIK 9.625% 11/15/16		78,000	82,290
*	Iron Mountain 8.00% 6/15/20		30,000	29,925
#	Radiation Therapy Services 144A
	9.875% 4/15/17		40,000	39,000
#	Radnet Management 144A
	10.375% 4/1/18		40,000	36,780
	Select Medical 7.625% 2/1/15		25,000	23,625
•	US Oncology Holdings PIK
	6.643% 3/15/12		42,000	38,745
				364,404
Technology & Electronics – 0.83%
	Anixter 10.00% 3/15/14		15,000	16,463
#	Aspect Software 144A
	10.625% 5/15/17		40,000	39,850
*	First Data 9.875% 9/24/15		90,000	73,799
#	International Wire Group 144A
	9.75% 4/15/15		35,000	34,869
#	Magnachip Semiconductor 144A
	10.50% 4/15/18		30,000	30,938
	Sanmina-SCI 8.125% 3/1/16		36,000	34,470
*	SunGard Data Systems
	10.25% 8/15/15		35,000	35,569
				265,958
Telecommunications – 3.25%
#	Clearwire Communications 144A
	12.00% 12/1/15		80,000	78,200
	Cricket Communications
	10.00% 7/15/15		40,000	41,200
*#	GCI 144A 8.625% 11/15/19		30,000	29,250
#	Global Crossing 144A
	12.00% 9/15/15		55,000	60,225
	Intelsat Bermuda
	11.25% 2/4/17		95,000	94,050
	PIK 11.50% 2/4/17		42,500	41,969
#	Level 3 Financing 144A
	10.00% 2/1/18		45,000	39,825
*	MetroPCS Wireless 9.25% 11/1/14		32,000	33,120
	NII Capital 10.00% 8/15/16		30,000	32,250
*	PAETEC Holding
	8.875% 6/30/17		15,000	14,888
	9.50% 7/15/15		20,000	19,550
#	Primus Telecommunications
	Holding 144A
	13.00% 12/15/16		23,000	23,115
#	Qwest 144A 8.375% 5/1/16		20,000	21,800
	Qwest Communications
	International 7.50% 2/15/14		15,000	14,850
	Sprint Capital 8.75% 3/15/32		65,000	62,238
#	Telcordia Technologies 144A
	11.00% 5/1/18		40,000	38,950

(continues)     9

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Telecom Italia Capital
5.25% 10/1/15	USD	98,000	$98,032
Telesat Canada
11.00% 11/1/15		20,000	21,800
12.50% 11/1/17		50,000	56,750
ViaSat 8.875% 9/15/16		20,000	20,300
Virgin Media 6.50% 11/15/16		85,000	96,687
* West 11.00% 10/15/16		40,000	40,600
# Wind Acquisition Finance 144A
11.75% 7/15/17		50,000	51,250
Windstream 7.875% 11/1/17		10,000	9,475
			1,040,374
Utilities – 0.95%
AES
8.00% 6/1/20		25,000	24,375
*#144A 8.75% 5/15/13		3,000	3,060
* Edison Mission 7.00% 5/15/17		20,000	13,625
Elwood Energy 8.159% 7/5/26		80,176	76,368
* Energy Future Holdings
10.875% 11/1/17		15,000	11,100
* Mirant Americas Generation
8.50% 10/1/21		100,000	91,999
NRG Energy 7.375% 2/1/16		21,000	20,370
• Puget Sound Energy Z
6.974% 6/1/67		25,000	22,922
* Texas Competitive Electric Holdings
10.25% 11/1/15		30,000	20,250
TXU 5.55% 11/15/14		30,000	21,203
			305,272
Total Corporate Bonds
(cost $13,118,283)			12,827,063

« Senior Secured Loans – 0.50%
BWAY Holding Bridge Tranche
Term Loan 9.50% 12/30/11		85,000	85,000
Chester Downs & Marina Tranche
Term Loan 12.375% 12/31/16		14,438	14,438
PQ Tranche Term Loan
6.73% 7/30/15		45,000	41,175
Texas Competitive Electric Holdings
Tranche Term Loan B2
3.729% 10/10/14		24,608	18,999
Total Senior Secured Loans
(cost $155,008)			159,612

Sovereign Debt – 0.53%Δ
Canada – 0.02%
Quebec Province 4.50% 12/1/19	CAD	7,000	6,812
			6,812
Republic of Korea – 0.51%
Republic of Korea 4.25% 12/7/21	EUR	140,000	164,271
			164,271
Total Sovereign Debt (cost $191,949)			171,083

Supranational Banks – 5.58%
European Bank for Reconstruction
& Development 9.25% 9/10/12	BRL	220,000	120,796
European Investment Bank
6.125% 1/23/17	AUD	73,000	62,012
International Bank for
Reconstruction & Development
5.375% 12/15/14	NZD	597,000	408,614
5.75% 10/21/19	AUD	1,443,000	1,196,173
Total Supranational Banks
(cost $1,837,140)			1,787,595

U.S. Treasury Obligation – 0.43%
U.S. Treasury Bond
4.625% 2/15/40	USD	130,000	138,836
Total U.S. Treasury Obligation
(cost $142,256)			138,836

	Number of
	Shares
Limited Partnership – 0.08%
Brookfield Infrastructure Partners		1,600	25,088
Total Limited Partnership
(cost $30,407)			25,088

Preferred Stock – 0.01%
†= Port Townsend		20	0
† W2007 Grace Acquisitions 8.75%		10,000	3,000
Total Preferred Stock
(cost $269,800)			3,000

Rights – 0.06%
± National Grid		8,915	17,687
Total Rights (cost $0)			17,687

Warrant – 0.00%
†= Port Townsend		20	0
Total Warrant (cost $480)			0

Total Value of Securities Before
Securities Lending Collateral – 126.75%
(cost $42,887,667)			40,587,896

Securities Lending Collateral** – 11.77%
Investment Companies
Mellon GSL DBT II
Collateral Fund		3,440,692	3,440,692
BNY Mellon SL DBT II
Liquidating Fund		328,035	324,164
@†Mellon GSL
Reinvestment Trust II		78,121	3,320
Total Securities Lending Collateral
(cost $3,846,848)			3,768,176

Total Value of Securities – 138.52%
(cost $46,734,515)	$44,356,072 ©
Obligation to Return Securities
Lending Collateral** – (12.01%)	(3,846,848)
Borrowing Under Line of Credit – (33.49%)	(10,725,000)
Receivables and Other Assets
Net of Liabilities – 6.98%	2,236,880
Net Assets Applicable to 4,931,031
Shares Outstanding; Equivalent to
$6.49 Per Share – 100.00%	$32,021,104

Components of Net Assets at May 31, 2010:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund	$44,671,910
Distributions in excess of net investment income	(10,613)
Accumulated net realized loss on investments	(10,026,755)
Net unrealized depreciation of investments
and foreign currencies	(2,613,438)
Total net assets	$32,021,104

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Security type and country allocations on page 2.
±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $8,145,076, which represented 25.44% of the Fund’s net assets. See Note 1 in ”Notes to financial statements.”

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2010, the aggregate amount of fair valued securities was $21,252, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2010.
‡	Non income producing security. Security is currently in default.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2010, the aggregate amount of the restricted securities was $17,751, which represented 0.06% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $211,593, which represented 0.66% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $4,532,929, which represented 14.16% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2010.

Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $3,748,307 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
FDR — Fiduciary Depositary Receipts
PIK — Pay-in-kind
REIT — Real Estate Investment Trust

1The following foreign currency exchange contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(2,212,998)	USD	1,836,678	7/1/10	$(28,997)
CAD	(4,865)	USD	4,591	6/1/10	(31)
CAD	1,520,698	USD	(1,428,019)	6/30/10	16,574
EUR	(303,933)	USD	373,655	7/1/10	554
EUR	(1,500,000)	USD	1,841,888	7/1/10	525
GBP	(60,392)	USD	87,013	6/2/10	(284)
GBP	(974,651)	USD	1,402,630	7/1/10	(6,318)
JPY	(9,112,806)	USD	100,185	6/1/10	(44)
KRW	34,074,000	USD	(27,651)	7/1/10	841
NOK	11,943,000	USD	(1,829,167)	7/1/10	8,589
NOK	(9,884,845)	USD	1,514,107	7/1/10	(6,946)
					$(15,537)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Investments® Global Dividend and Income Fund, Inc.
Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$422,741
Interest	677,539
Securities lending income	9,035
Foreign tax withheld	(19,340)	$1,089,975

Expenses:
Management fees	157,926
Reports to shareholders	30,064
Dividend disbursing and transfer agent fees	18,405
Pricing fees	12,534
NYSE fees	11,875
Legal fees	9,089
Accounting and administration expenses	9,002
Leverage expenses	7,758
Custodian fees	7,752
Audit and tax	6,805
Dues and services	3,801
Directors’ fees	999
Insurance fees	626
Registration fees	231
Consulting fees	174
Directors’ expenses	93
Total operating expenses (before interest expense)		277,134
Interest expense		74,855
Total operating expenses (after interest expense)		351,989
Net Investment Income		737,986

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		984,870
Foreign currencies		(257,875)
Net realized gain		726,995
Net change in unrealized appreciation/depreciation of investments and foreign currencies		(2,504,569)
Net Realized and Unrealized Loss on Investments and Foreign Currencies		(1,777,574)

Net Decrease in Net Assets Resulting from Operations		$(1,039,588)

See accompanying notes

Statements of changes in net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$737,986	$1,260,114
Net realized gain (loss) on investments and foreign currencies	726,995	(3,376,313)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,504,569)	14,225,371
Net increase (decrease) in net assets resulting from operations	(1,039,588)	12,109,172

Dividends and Distributions to Shareholders from:1
Net investment income	(1,701,205)	(1,978,297)
Tax return of capital	—	(1,645,361)
	(1,701,205)	(3,623,658)

Capital Share Transactions:2
Cost of shares repurchased	—	(1,531,217)
Decrease in net assets derived from capital stock transactions	—	(1,531,217)

Net Increase (Decrease) in Net Assets	(2,740,793)	6,954,297

Net Assets:
Beginning of period	34,761,897	27,807,600
End of period (including distributions in excess of net investment income of $10,613
and $53,998, respectively)	$32,021,104	$34,761,897

1See Note 4 in “Notes to financial statements.”
2See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments® Global Dividend and Income Fund, Inc.
Six Months Ended May 31, 2010 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(1,039,588)

Adjustments to reconcile net decrease in net assets from operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(35,498)
Purchase of investment securities	(12,264,603)
Proceeds from disposition of investment securities	12,704,214
Proceeds from disposition of short-term investment securities, net	1,541,891
Net realized gain on investment transactions	(945,671)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,504,569
Increase in receivable for investments sold	(284,993)
Decrease in interest and dividends receivable	48,665
Decrease in payable for investments purchased	(225,341)
Increase in interest payable	12,362
Decrease in accrued expenses and other liabilities	(29,468)
Total adjustments	3,026,127
Net cash provided by operating activities	1,986,539

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(1,701,205)
Net cash used for financing activities	(1,701,205)
Effect of exchange rates on cash	(322,796)
Net decrease in cash	(37,462)
Cash at beginning of period	1,914,065
Cash at end of period	$1,876,603

Interest paid for borrowings during the period	$62,493

See accompanying notes

Financial highlights

Delaware Investments® Global Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
	(Unaudited)
Net asset value, beginning of period	$ 7.050	$ 5.360	$11.590	$13.290	$13.190	$13.590

Income (loss) from investment operations:
Net investment income2	0.150	0.248	0.365	0.269	0.273	0.384
Net realized and unrealized gain (loss)
on investments and foreign currencies	(0.365)	2.155	(5.635)	0.192	2.437	0.176
Total from investment operations	(0.215)	2.403	(5.270)	0.461	2.710	0.560

Less dividends and distributions from:
Net investment income	(0.345)	(0.389)	(0.573)	(0.402)	(0.316)	(0.398)
Net realized gain on investments	—	—	—	(0.863)	(2.294)	(0.562)
Return of capital	—	(0.324)	(0.387)	(0.896)	—	—
Total dividends and distributions	(0.345)	(0.713)	(0.960)	(2.161)	(2.610)	(0.960)

Net asset value, end of period	$ 6.490	$ 7.050	$ 5.360	$11.590	$13.290	$13.190

Market value, end of period	$ 6.540	$ 6.600	$ 4.240	$10.550	$13.800	$13.400

Total return based on:3
Market value	3.98%	77.48%	(54.54% )	(8.46% )	24.39%	17.22%
Net asset value	(3.40% )	49.69%	(47.68% )	4.43%	21.61%	4.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,021	$34,762	$27,808	$63,330	$72,590	$72,082
Ratio of expenses to average net assets	2.04%	2.46%	2.90%	3.13%	3.24%	2.59%
Ratio of expenses to adjusted average net assets
(before interest expense)4	1.22%	1.47%	1.23%	0.98%	1.01%	1.13%
Ratio of interest expense to adjusted average net assets4	0.33%	0.34%	0.79%	1.40%	1.40%	0.87%
Ratio of net investment income to average net assets	4.27%	4.17%	3.90%	2.01%	2.21%	2.84%
Ratio of net investment income to adjusted average net assets4	3.26%	3.08%	2.71%	1.52%	1.65%	2.19%
Portfolio turnover	57%	89%	60%	46%	76%	121%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$10,725	$10,725	$10,725	$23,000	$23,000	$23,000
Asset coverage per $1,000 of debt outstanding at end of period	$3,986	$4,241	$3,593	$3,753	$4,156	$4,134

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.
May 31, 2010 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2010 in early 2011.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $267 for the six months ended May 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70% (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $1,132 for these services.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$26,125
Fees and other expenses payable to DSC	187
Other expenses payable to DMC and affiliates*	4,427

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $333 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and Directors are paid no compensation by the Fund.

3. Investments

For the six moths ended May 31, 2010, the Fund made purchases of $12,028,680 and sales of $12,467,980 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2010, the Fund made purchases of $129,423 and sales of $132,195 of long-term U.S. government securities.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $47,092,588. At May 31, 2010, the net unrealized depreciation was $2,736,516, of which $2,266,350 related to unrealized appreciation of investments and $5,002,866 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

(continues)     17

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$13,285,317	$8,127,388	$1	$21,412,706
Corporate Debt	62,022	16,896,818	73,061	17,031,901
Foreign Debt	—	1,837,882	120,796	1,958,678
U.S. Treasury
Obligations	138,836	—	—	138,836
Securities
Lending
Collateral	3,440,692	324,164	3,320	3,768,176
Other	25,088	17,687	3,000	45,775
Total	$16,951,955	$27,203,939	$200,178	$44,356,072

Foreign
Currency
Exchange
Contracts	$—	$(15,537)	$—	$(15,537)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Common	Corporate	Foreign	Lending
	Stock	Debt	Debt	Collateral	Other	Total
Balance as of
11/30/09	$1	$21,251	$372,581	$3,320	$6,000	$403,153
Purchases	—	50,000	119,016	—	—	169,016
Sales	—	—	(118,485)	—	—	(118,485)
Net realized loss	—	—	(237)	—	—	(237)
Transfers out of
Level 3	—	—	(217,820)	—	—	(217,820)
Net change in
unrealized
appreciation/
depreciation	—	1,810	(34,259)	—	(3,000)	(35,449)
Balance as of
5/31/10	$1	$73,061	$120,796	$3,320	$3,000	$200,178

Net change
in unrealized
appreciation/
depreciation
from
investments
still held as of
5/31/10	$—	$1,810	$(5,880)	$—	$(3,000)	$(7,070)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$1,701,205	$1,978,297
Return of capital	—	1,645,361
Total	$1,701,205	$3,623,658

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$44,671,910
Capital loss carryforwards as of 11/30/09	(10,572,364)
Realized gains 12/1/09 – 5/31/10	903,682
Other temporary differences	(26,075)
Unrealized depreciation of investments
and foreign currencies	(2,956,049)
Net assets	$32,021,104

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, contingent payment debt instruments, mark-to-market of foreign currency contracts, partnership income, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$1,006,604
Accumulated net realized gain	243,966
Paid-in capital	(1,250,570)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $6,121,024 expires in 2016 and $4,451,340 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $903,682, which may reduce the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, The Bank of New York Mellon (BNY Mellon) Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2010 and year ended November 30, 2009.

On May 21, 2009, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 29, 2009, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2009 and expired on June 26, 2009.

In connection with the tender offer, the Fund purchased 259,528 shares of capital stock at a total cost of approximately $1,531,217. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ration approximately 0.578412712) in accordance with the terms of the tender offer.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2010 and year ended November 30, 2009.

7. Line of Credit

For the six months ended May 31, 2010, the Fund borrowed money pursuant to a $17,000,000 Credit Agreement with BNY Mellon that expires on November 29, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2010, the par value of loans outstanding was $10,725,000 at a variable interest rate of 1.44%. During the six months ended May 31, 2010, the average daily balance of loans outstanding was $10,725,000 at a weighted average interest rate of approximately 1.40%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(continues)     19

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

8. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2010, the Fund did not enter into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. There were no swap contracts outstanding at May 31, 2010.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of securities on loan was $3,748,307, for which the Fund received collateral, comprised of non-cash collateral valued at $70,319 and cash collateral of $3,846,848. At May 31, 2010, the value of invested collateral was $3,768,176. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund borrows through its line of credit for purpose of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Event

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

Changes to Portfolio Management Team

Wayne A. Anglace was appointed co-portfolio manager of the Fund on March 30, 2010. Mr. Anglace joined Babak Zenouzi, Damon J. Andres, D. Tysen Nutt Jr., Anthony A. Lombardi, Robert Vogel Jr., Nikhil G. Lalvani, Nashira S. Wynn, Kristen F. Bartholdson, Thomas H. Chow, Roger A. Early, Edward A. Gray, Todd A. Bassion, and Kevin P. Loome in making day-to-day decisions for the Fund.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer – REIT Equity

Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager, Research Analyst, Convertible Bond Trader

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. He also serves as a research analyst on the firm’s taxable fixed income team with specific responsibilities for the healthcare and deathcare sectors. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Portfolio Manager

Kristen E. Bartholdson is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Todd A. Bassion, CFA
Vice President, Portfolio Manager

Todd A. Bassion joined Delaware Investments in June 2005 as a senior analyst on the firm’s International Value Equity team. He co-manages the International Value Equity and Global Value funds and takes a lead role in generating and researching new companies for the portfolios. Bassion previously worked at Arborway Capital, where he was a key part of the team that started at ValueQuest/TA and moved to Thomas Weisel Asset Management with its acquisition of ValueQuest/TA in 2002. Bassion, who joined ValueQuest/TA in 2000, served as a research associate there. Bassion earned a bachelor’s degree in economics from Colorado College.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer – International Value Equity

Ned Gray joined Delaware Investments in June 2005 in his current position, developing the firm’s International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

(continues)       23

Other Fund information
(Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

Fund management (continued)

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last served as a portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity

D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch Investment Managers. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004 as a senior equity analyst, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Investments® Global Dividend and Income Fund, Inc. (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Investments® Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Franklin & Marshall College
Lancaster, PA
President-Elect
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at www.delawareinvestments.com; and (iii) on the SEC’s Web site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Global Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 30, 2010